FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

June 30, 2024	Level 1	Level 3	Total
Cash and cash equivalents	$5,290,547	$-	$5,290,547
Equity securities in investee companies	42,857	136,870	179,727
Derivative liability	-	9,382,960	9,382,960
Total	$5,333,404	$9,519,830	$14,853,234

December 31, 2023	Level 1	Level 3	Total
Cash and cash equivalents	$3,093,612	-	$3,093,612
Equity securities in investee companies	$57,143	$132,260	$189,403
Derivative liability	-	4,196,125	4,196,125
Total	$3,150,755	$4,328,385	$7,479,140

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Six months ended June 30, 2024	Year ended December 31, 2023
Volatility	20%	$589,059	$291,149